Contingencies (Details)																					12 Months Ended
	Dec. 02, 2024 USD ($)	Dec. 02, 2024 GBP (£)	Dec. 02, 2024 EUR (€)	Mar. 27, 2024 GBP (£)	Mar. 27, 2024 EUR (€)	Jan. 29, 2024 USD ($)	Jan. 29, 2024 CAD ($)	Oct. 30, 2023 GBP (£)	Oct. 30, 2023 EUR (€)	May 15, 2023 GBP (£)	May 15, 2023 EUR (€)	May 12, 2023 GBP (£)	May 12, 2023 EUR (€)	May 10, 2023 USD ($)	May 10, 2023 GBP (£)	May 10, 2023 EUR (€)	Apr. 29, 2023 GBP (£)	Apr. 29, 2023 EUR (€)	Oct. 20, 2022 GBP (£)	Oct. 20, 2022 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 EUR (€)	Apr. 26, 2023 USD ($)	Apr. 26, 2023 EUR (€)	Nov. 14, 2022 USD ($)	Nov. 14, 2022 GBP (£)	Nov. 14, 2022 EUR (€)	Oct. 20, 2022 USD ($)
Contingencies [Line Items]
Administrative and legal fees																			£ 1,832,150.62	€ 1,832,150.62
Losses caused by loan amount																													$ 6,849,935.69
Loan receivables																						£ 124,890		$ 551,399	€ 500,000	$ 30,224	£ 25,000	€ 25,000	$ 3,000,000
Legal cost								£ 60,000	€ 60,000
Agreement amount	$ (129,705)	£ 100,000	€ 100,000																			£ 67,392	€ 67,392
Gain on debt settlement	$ 9,670																				$ 1,205
Employment agreement																	£ 420,659.95	€ 420,659.95
Alleged protected amount												£ 1,630,302.22	€ 1,630,302.22
Aggregate amount (in Dollars)							$ 271,990
Annual salary (in Dollars)							$ 60,000
Dismissal damages						$ 200,000
Tejinder Virk [Member]
Contingencies [Line Items]
Gain on debt settlement														$ 25,969
Settlement agreement															£ 30,000	€ 30,000
Vidya Iyer [Member]
Contingencies [Line Items]
Gain on debt settlement																					$ 147,437
Employment agreement										£ 151,774	€ 151,774
Settlement agreement				£ 30,000	€ 30,000